SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Rates of Depreciation

Annual rates of depreciation are as follows:

%

Demonstration and rental equipment	33
Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	(*)

*)	At the shorter of the lease period or useful life of the leasehold improvement.

Assumptions Used in Estimation of Fair Value of Stock-based Compensation Awards

The fair value for options granted in 2012, 2011 and 2010 is estimated at the date of grant with the following weighted average assumptions:
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	80-100%	76-132%	105-121%
Risk-free interest	0.3-0.4%	0.3-2.1%	0.3 - 2.8%
Expected life (in years)	1.5-5.5	1.5-5.5	1.5-5.5

Schedule of Changes in the Liability for Product Warranty
Balance at January 1, 2010	225

Provision for warranties issued during the year	221
Reduction for payments and costs to satisfy claims	(217)

Balance at December 31, 2010	229

Provision for warranties issued during the year	316
Reduction for payments and costs to satisfy claims	(297)

Balance at December 31, 2011	248

Provision for warranties issued during the year	130
Reduction for payments and costs to satisfy claims	(123)

Balance at December 31, 2012	255